Entity-Wide Disclosure (Schedule of Net Sales by Geographic Area) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Net sales	$ 750,129	$ 484,403	$ 215,244
North America [Member]
Net sales	405,880	262,614	113,854
Europe and Middle East [Member]
Net sales	183,462	126,214	62,781
Asia Pacific [Member]
Net sales	150,475	90,023	35,450
Other [Member]
Net sales	$ 10,312	$ 5,552	$ 3,159